Analysis of the net investment in business interests and intangible assets	12 Months Ended
Dec. 31, 2024
Analysis of the net investment in business interests and intangible assets
Analysis of the net investment in business interests and intangible assets

27 Analysis of the net investment in business interests and intangible assets

This note shows cash flows relating to obtaining or losing significant influence in associates or control of subsidiaries and net assets and liabilities purchased and sold. These cash flows are presented as investing activities on the cash flow statement.

	2024	2023	2022
	£m	£m	£m
Fair value given for business acquired	—	(139)	—
Acquisition of interest in associates	(4)	—	(1)
Additional investment in associates	(1)	(5)	—
Net assets and liabilities purchased	(2,296)	—	—
Net outflow of cash in respect of acquisitions	(2,301)	(144)	(1)

Disposal of net assets and liabilities	1,003	5,560	6,270
Loss on disposal of net assets and liabilities	(8)	(87)	(106)
Net inflow of cash in respect of disposals	995	5,473	6,164

Dividends received from associate	1	16	—
Net cash expenditure on intangible assets	(614)	(744)	(743)
Net (outflow)/inflow of cash	(1,919)	4,601	5,420